Interim Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	Feb. 28, 2011
Common stock, shares authorized	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	32,076,500	32,076,500